Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Principles of Consolidation
(a)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Intelsat, its wholly-owned subsidiaries, variable interest entities (“VIE”) of which we are the primary beneficiary and a joint venture with Convergence SPV, Ltd. (“Convergence Partners”) named New Dawn Satellite Company Ltd. (“New Dawn”), in which we have a 74.9% interest. We are the primary beneficiary of two VIEs, as more fully described in Note 8—Investments, and accordingly, we include in our consolidated financial statements the assets and liabilities and results of operations of those entities, even though we may not own a majority voting interest. We use the equity method to account for our investments in entities where we exercise significant influence over operating and financial policies but do not control under either the voting interest model (generally 20% to 50% ownership interest) or the variable interest model. We have eliminated all significant intercompany accounts and transactions.

Use of Estimates

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of these condensed consolidated financial statements, the reported amounts of revenues and expenses during the reporting periods, and the disclosures of contingent liabilities. Accordingly, ultimate results could differ from those estimates.

(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the reported amounts of revenues and expenses during the reporting periods, and the disclosures of contingent liabilities. Accordingly, ultimate results could differ from those estimates.

Revenue Recognition
(c)	Revenue Recognition

We earn revenue from providing satellite services and managed services to customers. We enter into contracts with customers to provide satellite transponders and transponder capacity and, in certain cases, earth stations and teleport facilities, for periods typically ranging from one year to the life of the satellite. Our revenue recognition policies are as follows:

Satellite Utilization Charges. We generally recognize revenues on a straight-line basis over the term of the related customer contract unless collectability is not reasonably assured. Revenues from occasional use services are recognized as the services are performed. We have certain obligations, including providing spare or substitute capacity if available, in the event of satellite service failure under certain long-term agreements. We generally are not obligated to refund satellite utilization payments previously made.

Satellite Related Consulting and Technical Services. We recognize revenue from the provision of consulting services on a monthly basis as those services are performed. We recognize revenue for consulting services with specific deliverables, such as Transfer Orbit Support Services or training programs, upon the completion of those services.

Tracking, Telemetry and Commanding (“TT&C”). We earn TT&C services revenue from providing operational services to other satellite owners and from certain customers on our satellites. TT&C agreements entered into in connection with our satellite utilization contracts are typically for the period of the related service agreement. We recognize this revenue ratably over the term of the service agreement.

In-Orbit Backup Services. We provide back-up transponder capacity that is held on reserve for certain customers on agreed-upon terms. We recognize revenues for in-orbit protection services ratably over the term of the related agreement.

Revenue Share Arrangements. We recognize revenues under revenue share agreements for satellite-related services either on a gross or net basis in accordance with the principal versus agent considerations topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) (the “Codification”) which provides guidance and clarifies when an entity should report revenue gross as a principal versus net as an agent, depending on the nature of the specific contractual relationship.

Construction Program Management. Construction program management arrangements that extend beyond one year are accounted for in accordance with the Construction-Type and Production-Type Contracts topic of the Codification. We generally account for long-term, fixed price, development and production contracts under the percentage of completion method. We measure progress towards contract completion using the cost-to-cost method.

We may sell these products or services individually or in some combination to our customers. When these products and services are sold together, we account for the multiple elements under FASB ASC Topic 605-25, Revenue Recognition-Multiple Element Arrangements (“FASB ASC 605-25”). FASB ASC 605-25 provides guidance on accounting for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets.

In October 2009, the FASB issued Accounting Standards Update (“ASU”) 2009-13, Multiple-Deliverable Revenue Arrangements (“ASU 2009-13”), which amended FASB ASC Topic 605-25 to eliminate the requirements for undelivered elements in an arrangement to have vendor-specific objective evidence or third-party evidence before an entity can recognize the portion of revenue that is attributable to items already delivered. Effective January 1, 2010, we elected to early adopt ASU 2009-13 prospectively for revenue arrangements entered into or materially modified beginning in the first quarter of 2010. Under the revised guidance, we allocate revenue for transactions or collaborations that include multiple elements to each unit of accounting based on its relative selling price, and recognize revenue for each unit of accounting when the applicable revenue recognition criteria have been met.

Fair Value Measurements
(d)	Fair Value Measurements

We estimate the fair value of our financial instruments using available market information and valuation methodologies. The carrying amounts of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximate their fair values because of the short maturity of these financial instruments.

FASB ASC Topic 820, Fair Value Measurements and Disclosure (“FASB ASC 820”) defines fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 requires disclosure of the extent to which fair value is used to measure financial assets and liabilities, the inputs utilized in calculating valuation measurements, and the effect of the measurement of significant unobservable inputs on earnings, or changes in net assets, as of the measurement date. FASB ASC 820 establishes a three-level valuation hierarchy based upon the transparency of inputs utilized in the measurement and valuation of financial assets or liabilities as of the measurement date. We apply fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1—unadjusted quoted prices for identical assets or liabilities in active markets;

•

Level 2—quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted market prices that are observable or that can be corroborated by observable market data by correlation; and

•	Level 3—unobservable inputs based upon the reporting entity’s internally developed assumptions which market participants would use in pricing the asset or liability.

Cash, Cash Equivalents and Restricted Cash
(e)	Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less, which are generally time deposits with banks and money market funds. The carrying amount of these investments approximates market value.

Restricted cash consists of insurance proceeds received in connection with the Intelsat New Dawn anomaly (see Note 7(c)—Satellite Health—2011 Anomalies). The New Dawn debt agreements provide that the cash be held in a separate account and be used to repay New Dawn debt and a portion of the associated interest rate swaps.

Receivables, Allowances for Doubtful Accounts and Concentration of Credit Risk
(f)	Receivables, Allowances for Doubtful Accounts and Concentration of Credit Risk

We provide satellite services and extend credit to numerous customers in the satellite communication, telecommunications and video markets. We monitor our exposure to credit losses and maintain allowances for doubtful accounts and anticipated losses. We believe we have adequate customer collateral and reserves to cover our exposure. If we determine that the collection of payments for satellite utilization or managed services is not reasonably assured at the time the service is provided, we defer recognition of the revenue until we believe collection is reasonably assured or the payment is received.

Satellites and Other Property and Equipment
(g)	Satellites and Other Property and Equipment

Satellites and other property and equipment are stated at historical cost, or in the case of certain satellites acquired, the fair value at the date of acquisition. Capitalized costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the net present value of performance incentives expected to be payable to the satellite manufacturers (dependent on the continued satisfactory performance of the satellites), costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction.

We depreciate satellites and other property and equipment on a straight-line basis over the following estimated useful lives:

Years
Buildings and improvements	10 - 40
Satellites and related costs	11 - 17
Ground segment equipment and software	4 - 15
Furniture and fixtures and computer hardware	4 - 12
Leasehold improvements (1)	2 - 12

(1)	Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term.

Other Assets
(h)	Other Assets

Other assets consist of investments in certain equity securities, unamortized debt issuance costs, long-term deposits, long-term receivables and other miscellaneous deferred charges and long-term assets. Debt issuance costs represent our costs incurred to secure debt financing, which are amortized to interest expense using the effective interest method over the life of the related indebtedness.

Business Combinations
(i)	Business Combinations

We account for business combinations under the acquisition method. We recognize the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date at their fair values as of that date. Any excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired is recognized as goodwill.

Goodwill and Other Intangible Assets
(j)	Goodwill and Other Intangible Assets

Goodwill. We account for goodwill and other intangible assets in accordance with FASB ASC Topic 350, Intangibles—Goodwill and Other (“FASB ASC 350”). Goodwill represents the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of identifiable net assets of businesses acquired. Goodwill and certain other intangible assets deemed to have indefinite lives are not amortized but are tested on an annual basis for impairment during the fourth quarter, or whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. The impairment test compares the reporting unit’s carrying value to its fair value and, when appropriate, the carrying value of goodwill is reduced to fair value. See Note 9—Goodwill and Other Intangible Assets.

Other Intangible Assets. Intangible assets arising from business combinations are initially recorded at fair value. We record other intangible assets at cost. We amortize intangible assets with determinable lives (consisting of backlog, customer relationships, and technologies) based on the expected pattern of consumption. We review these intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. See Note 9—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets
(k)	Impairment of Long-Lived Assets

We review long-lived assets, including property and equipment and acquired intangible assets with estimable useful lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of such an asset may not be recoverable. These indicators of impairment can include, but are not limited to, the following:

•	satellite anomalies, such as a partial or full loss of power;

•	under-performance of an asset compared to expectations; and

•	shortened useful lives due to changes in the way an asset is used or expected to be used.

The recoverability of an asset to be held and used is determined by comparing the carrying amount to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, we record an impairment charge in the amount by which the carrying amount of the asset exceeds its fair value, which we determine by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique.

Income Taxes
(l)	Income Taxes

We account for income taxes in accordance with FASB ASC Topic 740—Income Taxes (“FASB ASC 740”). We are subject to income taxes in the United States as well as a number of other foreign jurisdictions. Significant judgment is required in the calculation of our tax provision and the resultant tax liabilities and in the recoverability of our deferred tax assets that arise from temporary differences between the tax and financial statement recognition of revenue and expense and net operating loss and credit carryforwards.

We assess the likelihood that our deferred tax assets can be recovered. A valuation allowance is required when it is more likely than not that all or a portion of the deferred tax asset will not be realized. We evaluate the recoverability of our deferred tax assets based in part on the existence of deferred tax liabilities that can be used to realize the deferred tax assets.

During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. We evaluate our tax positions to determine if it is more likely than not that a tax position is sustainable, based solely on its technical merits and presuming the taxing authorities have full knowledge of the position and access to all relevant facts and information. When a tax position does not meet the more likely than not standard, we record a liability for the entire amount of the unrecognized tax benefit. Additionally, for those tax positions that are determined more likely than not to be sustainable, we measure the tax position at the largest amount of benefit more likely than not (determined by cumulative probability) to be realized upon settlement with the taxing authority.

Foreign Currency Translation
(m)	Foreign Currency Translation

Our functional currency is the U.S. dollar, since substantially all customer contracts, capital expenditure contracts and operating expense obligations are denominated in U.S. dollars. Consequently, we do not believe that we are exposed to material currency exchange risk. Transactions not denominated in U.S. dollars have been translated using the spot rates of exchange at the dates of the transactions. We recognize differences on exchange arising on the settlement of the transactions denominated in currencies other than the U.S. dollar in the consolidated statement of operations.

Comprehensive Income
(n)	Comprehensive Income

Comprehensive income consists of net income and other gains and losses affecting shareholder’s equity that, under U.S. GAAP, are excluded from net income. Such items consist primarily of the change in the market value of available-for-sale securities and minimum pension liability adjustments.

Share-Based Compensation
(o)	Share-Based Compensation

Compensation cost is recognized based on the requirements of FASB ASC Topic 718, Compensation—Stock Compensation, for all share-based awards granted. For share-based awards recognized as liability awards, we record compensation cost based on the fair value of such awards.

Because our equity is privately held, we are required to estimate its fair market value at each reporting period in order to properly record stock compensation expense. The determination of such fair market value requires considerable judgment. We estimate the fair market value using a combination of the income and market approaches, and we allocate a 50% weighting to each approach.

The income approach quantifies the future cash flows that we expect to achieve consistent with our annual business plan and forecasting processes. These future cash flows are discounted to their net present values using an estimated rate corresponding to a weighted average cost of capital. Our forecasted cash flows are subject to uncontrollable and unforeseen events that could positively or negatively impact economic and business conditions. The estimated weighted average cost of capital includes assumptions and estimates based upon interest rates, expected rates of return, and other risk factors that consider both historic data and expected future returns for comparable investments.

The market approach estimates fair value by applying trading multiples of enterprise value to EBITDA based on observed publicly traded comparable companies.

Deferred Satellite Performance Incentives
(p)	Deferred Satellite Performance Incentives

The cost of satellite construction includes an element of deferred consideration that we are obligated to pay to satellite manufacturers over the lives of the satellites, provided the satellites continue to operate in accordance with contractual specifications. Historically, the satellite manufacturers have earned substantially all of these payments. Therefore, we account for these payments as deferred financing. We capitalize the present value of these payments as part of the cost of the satellites and record a corresponding liability to the satellite manufacturers. Interest expense is recognized on the deferred financing and the liability is accreted over time and reduced as the payments are made.

Derivative Instruments
(q)	Derivative Instruments

We hold interest rate swaps, each of which were undesignated as of December 31, 2011. The swaps are marked-to-market quarterly with any change in fair value recorded as gains or losses on derivative financial instruments in our consolidated statements of operations.

We accounted for a contingent put option embedded within Intelsat Sub Holdco’s 8  7/8% Senior Notes due 2015, Series B (the “2015 Intelsat Sub Holdco Notes, Series B”) under FASB ASC Topic 815, Derivatives and Hedging (“FASB ASC 815”), bifurcating the put option from the debt host instrument and classifying it as a derivative instrument. We estimated the fair value of the embedded derivative on the issuance date and subsequently revalued the derivative at the end of each reporting period, recognizing any change in fair value through earnings. As of May 5, 2011, we redeemed the entire $400 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B (see Note 10—Long Term Debt—2011 Intelsat Jackson Notes Offering, Tender Offers and Additional Redemptions). Therefore, we derecognized the embedded derivative liability, and the value at December 31, 2011 was $0.

Redeemable Noncontrolling Interest in Subsidiary
(r)	Redeemable Noncontrolling Interest in Subsidiary

New Dawn is a majority owned subsidiary of ours that is a joint venture investment with Convergence Partners. Convergence Partners has the ability to require Intelsat to buy its ownership interest at fair value subsequent to the operations of New Dawn’s assets for a period of time defined in the New Dawn Project Agreement. In accordance with the guidance provided in FASB ASC Topic 480, Distinguishing Liabilities from Equity (“FASB ASC 480”), regarding the classification and measurement of redeemable securities, we mark to market the fair value of the noncontrolling interest in New Dawn at each reporting period. Any changes in fair value are reflected as an adjustment to paid-in capital. We classify redeemable noncontrolling interest as mezzanine equity in the accompanying consolidated balance sheets.

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior year’s financial statements to conform to the current year presentation. The reclassifications had no effect on previously reported results of operations, cash flows or retained earnings

(s)	Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. The reclassifications had no effect on previously reported results of operations, cash flows or retained earnings.

New Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). Beginning in the first quarter of 2012, ASU 2011-05 eliminated the option that had previously allowed us to present the components of other comprehensive income as part of the statement of changes in shareholder’s equity. Beginning in the first quarter of 2012, we have included a separate condensed consolidated statement of comprehensive loss in our financial statements. The majority of our other comprehensive loss and our accumulated other comprehensive loss is related to our defined benefit retirement plans. ASU 2011-05 does not change whether items are reported in net loss or in other comprehensive income and does not change whether and when items of other comprehensive income are reclassified to net loss.

(t)	New Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). Certain provisions of ASU 2010-06 are effective for fiscal years beginning after December 15, 2010 and we adopted these provisions in the first quarter of 2011. These provisions of ASU 2010-06 amended FASB ASC Topic 820, Fair Value Measurements and Disclosures (“FASB ASC 820”), by requiring us to present as separate line items all purchases, sales, issuances, and settlements of financial instruments valued using significant unobservable inputs (Level 3) in the reconciliation for fair value measurements, whereas previously these were presented in aggregate as one line item. Although this may change the appearance of our reconciliation, this did not have a material impact on our financial statements or disclosures.

In June, 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). Beginning in the first quarter of 2012, ASU 2011-05 eliminates the option that currently allows us to present the components of other comprehensive income as part of the statement of changes in shareholder’s equity. Starting in 2012, these items must be presented either in a single continuous statement or in two separate but consecutive statements. ASU 2011-05 does not change whether items are reported in net income or in other comprehensive income and does not change whether and when items of other comprehensive income are reclassified to net income. If there are material components of other comprehensive income, we will follow the guidance in ASU 2011-05 starting in 2012.

Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements of Intelsat S.A. and its subsidiaries (“Intelsat,” “we,” “us” or “our”) have not been audited, but are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. References to U.S. GAAP issued by the Financial Accounting Standards Board (“FASB”) in these footnotes are to the FASB Accounting Standards Codification (“ASC” or the “Codification”). The unaudited condensed consolidated financial statements include all adjustments (consisting only of normal and recurring adjustments) that are, in the opinion of management, necessary for a fair presentation of these financial statements. The results of operations for the periods presented are not necessarily indicative of operating results for the full year or for any future period. The condensed consolidated balance sheet as of December 31, 2011 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2011 on file with the Securities and Exchange Commission.

On March 30, 2012, Intelsat Global S.A. (“Intelsat Global”), our former indirect parent, and certain of its subsidiaries engaged in a series of transactions that resulted in Intelsat Global Holdings S.A. (“Intelsat Global Holdings”), a new holding company, acquiring all of the outstanding shares of Intelsat Global. As a result, Intelsat Global became a wholly owned subsidiary of Intelsat Global Holdings, and all of Intelsat Global Holdings’ equity is now beneficially owned by the former shareholders of Intelsat Global in the same proportions as such shareholders’ former ownership in Intelsat Global. Further, on May 31, 2012, Intelsat Global merged with and into Intelsat Investment Holdings S.à r.l.